NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET INCOME (LOSS) PER SHARE
Summary of net income per share, basic and diluted

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income (loss) attributable to ordinary shareholders of the Company	173,324	88,605	(275,515)

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,812,049	209,551,821	208,341,011
Dilutive effect of share options	6,811,724	11,184,176	—
Denominator for diluted calculation	215,623,773	220,735,997	208,341,011

Basic net income (loss) per ordinary share	0.83	0.42	(1.32)
Diluted net income (loss) per ordinary share	0.80	0.40	(1.32)